RELATED PARTY TRANSACTIONS, Software Licensing and Related Support Services Payable to Shenzhen Jinhui (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Software Licensing and Related Support Services Payable to Shenzhen Jinhui [Abstract]
Software licensing and related support services, due to related party	$ 2,964,575	$ 1,766,092
Shenzhen Jinhui [Member]
Software Licensing and Related Support Services Payable to Shenzhen Jinhui [Abstract]
Outsourcing and related support services cost	1,300,000	$ 1,000,000	$ 700,000
Software licensing and related support services	$ 2,960,000